         As filed with the Securities and Exchange
                   Commission on April 3, 1998

                                              File Nos. 333-26229
                                                        811-08201

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                   __________________________

                            FORM N-1A
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                   Pre-Effective Amendment No.

                   Post-Effective Amendment No. 1               X

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Amendment No. 3                        X

                 _______________________________

              Alliance Greater China '97 Fund, Inc.
       (Exact Name of Registrant as Specified in Charter)

     1345 Avenue of the Americas, New York, New York  10105
       (Address of Principal Executive Office)  (Zip Code)

Registrant's Telephone Number, including Area Code:(212) 969-1000

                  _____________________________

                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                    New York, New York  10105
             (Name and address of agent for service)

                  Copies of communications to:
                         Bruce D. Senzel
                         Seward & Kissel
                     One Battery Park Plaza
                    New York, New York 10004

It is proposed that this filing will become effective (check appropriate box)

      X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
        60 days after filing pursuant to paragraph (a)(1)
        on (date) pursuant to paragraph (a)(1)
        75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

    If appropriate, check the following box:
        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      CROSS REFERENCE SHEET
                  (as required by Rule 404(c))

N-1A Item No.                          Location in Prospectus
_____________                          (Caption)
                                       _______________________

PART A

Item 1.  Cover Page........................  Cover Page

Item 2.  Synopsis..........................  Expense Information

Item 3.  Condensed Financial
         Information.......................  Not Applicable

Item 4.  General Description
         of Registrant.....................  Description of the
                                             Fund; General
                                             Information

Item 5.  Management of the Fund............  Management of the
                                             Fund; General
                                             Information

Item 6.  Capital Stock and Other
         Securities........................  Dividends,
                                             Distributions and
                                             Taxes; General
                                             Information

Item 7.  Purchase of Securities
         Being Offered.....................  Purchase and Sale of
                                             Shares; General
                                             Information

Item 8.  Redemption or Repurchase..........  Purchase and Sale of
                                             Shares; General
                                             Information

Item 9.  Pending Legal Proceedings.........  Not Applicable

                                  Location in Statement of
PART B                            Additional Information
______                            (Caption)
                                  ________________________

Item 10. Cover Page........................  Cover Page

Item 11. Table of Contents.................  Cover Page

Item 12. General Information
         and History.......................  Management of the
                                             Fund; General
                                             Information

Item 13. Investment Objectives and
         Policies..........................  Description of the
                                             Fund

Item 14. Management of the Registrant .....  Management of the
                                             Fund

Item 15. Control Persons and
         Principal Holders of
         Securities .......................  Not Applicable

Item 16. Investment Advisory and
         Other Services....................  Management of the
                                             Fund; Expenses of
                                             the Fund; General
                                             Information

Item 17. Brokerage Allocation and
         Other Practices...................  Portfolio
                                             Transactions

Item 18. Capital Stock and Other
         Securities........................  General Information

Item 19. Purchase, Redemption and Pricing
         of Securities Being Offered.......  Purchase of Shares;
                                             Redemption and
                                             Repurchase of
                                             Shares; Dividends,
                                             Distributions and
                                             Taxes; Shareholder
                                             Services

Item 20. Tax Status........................  Description of the
                                             Fund; Dividends,
                                             Distributions and
                                             Taxes

Item 21. Underwriters......................  General Information

Item 22. Calculation of Performance
         Data..............................  General Information

Item 23. Financial Statements..............  Not Applicable

ALLIANCE CAPITAL                          ALLIANCE GREATER CHINA '97 FUND, INC.
_______________________________________________________________________________

SUPPLEMENT TO PROSPECTUS DATED AUGUST 18, 1997                    April 1, 1998

This prospectus supplement sets forth unaudited per-share income and capital change information for the Fund as of January 31, 1998 pursuant to the requirements of the Securities and Exchange Commission applicable to registered investment companies in their first year of operations. Unaudited financial statements and related notes as of that date have also been added to the Statement of Additional Information.


FINANCIAL HIGHLIGHTS

                                              CLASS A       CLASS B       CLASS C
                                            -----------   -----------   -----------
                                              SEPT. 3,      SEPT. 3,      SEPT. 3,
                                               1997(A)       1997(A)       1997(A)
                                                 TO            TO            TO
                                           JAN. 31, 1998 JAN. 31, 1998 JAN. 31, 1998
                                            (UNAUDITED)   (UNAUDITED)   (UNAUDITED)
                                            -----------   -----------   -----------
Net asset value, beginning of period          $10.00        $10.00        $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .05           .02           .03
Net realized and unrealized loss on
  investments and foreign currency
  transactions                                 (4.08)        (4.07)        (4.07)
Net decrease in net asset value
  from operations                              (4.03)        (4.05)        (4.04)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.02)         (.02)         (.02)
Distributions in excess from net
  investment income                             (.04)         (.02)         (.02)
Total dividends and distributions               (.06)         (.04)         (.04)
Net asset value, end of period                $ 5.91        $ 5.91        $ 5.92

TOTAL RETURN
Total investment return based on
  net asset value (d)                         (40.41)%      (40.57)%      (40.47)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)       $542        $2,050          $120
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements (e)                          2.50%         3.20%         3.20%
  Expenses, before waivers/
    reimbursements (e)                         13.67%        14.50%        14.52%
  Net investment income (e)                     1.30%          .64%          .66%
Portfolio turnover rate                           46%           46%           46%
Average commission rate                       $.0072        $.0072        $.0072

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total inveestment return. Total investment return calculated for a period of less than one year in not annualized.

(e)  Annualized.

         The Registrant's Prospectus is herein incorporated by reference to Part A of Pre-Effective Amendment No. 2 to the
Fund's Registration Statement (File Nos. 333-26229 and 811-08201) filed on August 14, 1997.

ALLIANCE CAPITAL                          ALLIANCE GREATER CHINA '97 FUND, INC.
                                                                  ADVISOR CLASS
_______________________________________________________________________________

SUPPLEMENT TO PROSPECTUS DATED AUGUST 18, 1997                    April 1, 1998

This prospectus supplement sets forth unaudited per-share income and capital change information for the Fund as of January 31, 1998 pursuant to the requirements of the Securities and Exchange Commission applicable to registered investment companies in their first year of operations. Unaudited financial statements and related notes as of that date have also been added to the Statement of Additional Information.

FINANCIAL HIGHLIGHTS

                                                ADVISOR CLASS       CLASS A
                                                -------------    -------------
                                                   SEPT. 3,         SEPT. 3,
                                                   1997(A)          1997(A)
                                                     TO               TO
                                                JAN. 31, 1998    JAN. 31, 1998
                                                 (UNAUDITED)      (UNAUDITED)
                                                -------------    -------------
Net asset value, beginning of period                $10.00          $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                           .06             .05
Net realized and unrealized loss on
  investments and foreign currency
  transactions                                       (4.07)          (4.08)
Net decrease in net asset value
  from operations                                    (4.01)          (4.03)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                  (.02)           (.02)
Distributions in excess from net
  investment income                                   (.05)           (.04)
Total dividends and distributions                     (.07)           (.06)
Net asset value, end of period                      $ 5.92          $ 5.91

TOTAL RETURN
Total investment return based on
  net asset value (d)                               (40.27%)        (40.41)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)              $72            $542
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements (e)                                2.20%           2.50%
  Expenses, before waivers/
    reimbursements (e)                               13.64%          13.67%
  Net investment income (e)                           1.64%           1.30%
Portfolio turnover rate                                 46%             46%
Average commission rate                             $.0072          $.0072


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year in not annualized.

(e)  Annualized.

         The Registrant's Advisor Class Prospectus is herein incorporated by reference to Part A of Pre-Effective Amendment
No. 2 to the Fund's Registration Statement (File Nos. 333-26229 and 811-08201) filed on August 14, 1997.

Alliance Capital [Logo]

Supplement to Statement of Additional        April 1, 1998
Information dated August 14, 1997.

This statement of additional information supplement sets forth unaudited financial statements and related notes thereto as of January 31, 1998 pursuant to the requirements of the Securities and Exchange Commission applicable to registered investment companies in their first year of operation.

ALLIANCE GREATER CHINA '97 FUND

SEMI-ANNUAL REPORT
JANUARY 31, 1998

ALLIANCE CAPITAL



PORTFOLIO OF INVESTMENTS
JANUARY 31, 1998 (UNAUDITED)                    ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________
                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)      U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS-83.1%
HONG KONG-70.5%
Cheung Kong Holdings, Ltd.                       25,000      $   127,310
Cheung Kong Infra Holdings                       25,000           64,301
China Foods Holdings, Ltd.                      300,000           70,570
China Merchants Holdings International Co.       50,000           29,727
China Resources Enterprise                       60,000           80,652
China Telecom, Ltd. Cl. H (a)                    90,000          127,375
Citic Pacific, Ltd.                              15,000           43,040
CLP Holdings, Ltd.                               20,000          109,862
Hang Seng Bank                                   20,000          157,684
Henderson Land Development                        6,000           19,930
Hong Kong & China Gas                            20,000           33,605
Hong Kong Telecommunications                    100,000          207,445
HSBC Holdings Plc.                                8,800          195,063
Hutchison Whampoa                                30,000          176,425
Ka Wah Bank, Ltd.                                40,000           19,775
Legend Holdings, Ltd. (a)                       330,000           72,509
New World Development Co., Ltd.                  35,000           84,367
New World Infrastructure (a)                     10,000           19,581
Ng Fung Hong, Ltd.                               60,000           56,611
Shanghai Industrial Holdings                     15,000           39,453
Sun Hung Kai Properties, Ltd.                    20,000          102,624
Swire Pacific Cl. A                              15,000           68,244
Tianjin Development Holdings (a)                 60,000           36,836
Wharf Holdings                                   15,000           21,326
                                                             ------------
                                                               1,964,315

PEOPLE'S REPUBLIC OF CHINA-3.3%
China National Aviation (a)                      60,000            8,065
Qingling Motor Companies Cl. H                   60,000           17,061
Yantai Changyu Pioneer Cl. B (a)                200,000           67,468
                                                             ------------
                                                                  92,594

SINGAPORE-1.6%
Hong Kong Land Holdings                          15,000           24,150
Jardine Matheson                                  5,000           20,900
                                                             ------------
                                                                  45,050

TAIWAN-7.7%
Asustek Computer, Inc. (a)                        2,000           37,882
Cathay Life Insurance                             6,000           24,441
China Trust Commercial Bank (a)                  20,000           24,353
Compal Electronics, Inc. (a)                     10,000           31,030
Kang Na Hsiung Enterprise (a)                    20,000           26,941
Phoenixtec Power Co., Ltd. (a)                   15,000           40,588
Taiwan Semiconductor (a)                          8,000           27,647
                                                             ------------
                                                                 212,882

Total Common Stocks
  (cost $3,474,800)                                            2,314,841

TIME DEPOSIT-14.4%
Dresdner Bank
5.63%, 2/02/98
  (cost $400,000)                                  $400          400,000

TOTAL INVESTMENTS-97.5%
  (cost $3,874,800)                                            2,714,841
Other assets less liabilities-2.5%                                69,595

NET ASSETS-100%                                              $ 2,784,436


(a)  Non-income producing security


6


STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1998 (UNAUDITED)                    ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $3,874,800)            $ 2,714,841
  Cash, at value (cost $64,673)                                         64,670
  Receivable for investment securities sold                            419,851
  Deferred organization expenses                                       298,969
  Receivable for capital stock sold                                     60,198
  Receivable from advisor                                               42,873
  Total assets                                                       3,601,402

LIABILITIES
  Payable for investment securities purchased                          400,000
  Organizational expense payable                                       326,500
  Distribution fee payable                                               1,962
  Accrued expenses                                                      88,504
  Total liabilities                                                    816,966

NET ASSETS                                                         $ 2,784,436

COMPOSITION OF NET ASSETS
  Capital stock, at par                                            $     4,710
  Additional paid-in capital                                         4,330,431
  Distributions in excess of net investment income                      (9,483)
  Accumulated net realized loss on investments and foreign
    currency transactions                                             (381,278)
  Net unrealized depreciation of investments and foreign
    currency denominated assets and liabilities                     (1,159,944)
                                                                   $ 2,784,436

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($541,551/
    91,632 shares of capital stock issued and outstanding)               $5.91
  Sales Charge--4.25% of public offering price                            0.26
  Maximum offering price                                                 $6.17

  CLASS B SHARES
  Net asset value and offering price per share ($2,050,319/
    346,827 shares of capital stock issued and outstanding)              $5.91

  CLASS C SHARES
  Net asset value and offering price per share ($120,491/
    20,368 shares of capital stock issued and outstanding)               $5.92

  ADVISOR CLASS SHARES
  Net asset value, redemption, and offering price per share
    ($72,075/12,180 shares of capital stock issued
    and outstanding)                                                     $5.92


See notes to financial statements.


7


STATEMENT OF OPERATIONS
SEPTEMBER 3, 1997* TO JANUARY 31, 1998 (UNAUDITED)

                                                ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends                                         $    30,931
  Interest                                               15,154    $    46,085

EXPENSES
  Advisory fee                                           12,016
  Distribution fee - Class A                                660
  Distribution fee - Class B                              8,863
  Distribution fee - Class C                                593
  Custodian                                              44,072
  Audit and legal                                        35,918
  Amortization of organization expenses                  27,531
  Transfer agency                                        18,612
  Printing                                               11,532
  Directors' fees                                         4,158
  Miscellaneous                                           8,182
  Total expenses                                        172,137
  Less: expenses waived by the Adviser
    (see Note B)                                       (135,587)
  Net expenses                                                          36,550
  Net investment income                                                  9,535

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized loss on investment transactions                        (383,186)
  Net realized gain on foreign
    currency transactions                                                1,908
  Net unrealized appreciation (depreciation) of:
    Investments                                                     (1,159,959)
    Foreign currency denominated assets
      and liabilities                                                       15
  Net loss on investments and foreign
    currency transactions                                           (1,541,222)

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $(1,531,687)


*    Commencement of operations

     See notes to financial statements.


8


STATEMENT OF CHANGES IN NET ASSETS
SEPTEMBER 3, 1997* TO JANUARY 31, 1998 (UNAUDITED)

                                                ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                                            $     9,535
  Net realized loss on investments and foreign
    currency transactions                                             (381,278)
  Net unrealized depreciation of investments and foreign
    currency denominated assets and liabilities                     (1,159,944)
  Net decrease in net assets from operations                        (1,531,687)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                                             (1,855)
    Class B                                                             (7,021)
    Class C                                                               (412)
    Advisor Class                                                         (247)
  Distributions in excess of net investment income
    Class A                                                             (3,448)
    Class B                                                             (5,170)
    Class C                                                               (398)
    Advisor Class                                                         (467)

CAPITAL STOCK TRANSACTIONS
  Net increase                                                       4,335,141
  Total increase                                                     2,784,436

NET ASSETS
  Beginning of period                                                       -0-
  End of period                                                    $ 2,784,436


*    Commencement of operations

     See notes to financial statements.


9


NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1998 (UNAUDITED)                    ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Greater China '97 Fund, Inc. (the "Fund") was organized as a Maryland corporation on April 30, 1997 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair value of such securities.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $326,500 have been deferred and are being amortized on a straight-line basis through August, 2002.

3. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.


10


                                                ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares (Advisor Class shares also have no distribution fees).

6. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

7. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under an investment advisory agreement, the Fund pays Alliance Capital Management, L.P. ("the Adviser") a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to voluntarily waive its fee and bear certain expenses so that total expenses do not exceed on an annual basis 2.50%, 3.20%, 3.20%, and 2.20% of average net assets, respectively, for the Class A, Class B, Class C and Advisor Class shares. For the period ended January 31, 1998, such waiver and reimbursement amounted to $135,587.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the period ended January 31, 1998, the Transfer Agent voluntarily waived all of its fees under the Agreement.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $1,452 from the sale of Class A shares and $725 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the period ended January 31, 1998.

Brokerage commissions paid on investment transactions for the period ended January 31, 1998 amounted to $22,184, none of which was paid to a broker utilizing the services of an affiliate of the Adviser.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distrib-


11


NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

ution costs reimbursed by the Fund in the amounts of $305,668 and $13,239 for Class B and Class C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term and U.S. government obligations) aggregated $4,253,229 and $401,527, respectively, for the period ended January 31, 1998. There were no purchases or sales of U.S. government or government agency obligations for the period ended January 31, 1998.

At January 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $16,550 and gross unrealized depreciation of investments was $1,176,509 resulting in net unrealized depreciation of $1,159,959 (excluding foreign currency transactions).

FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts for investment purposes and to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. There were no forward exchange currency contracts outstanding at January 31, 1998.


12


                                                ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares.

Transactions in capital stock were as follows:

                                     SHARES                        AMOUNT
                                ------------------           ------------------
                                SEPTEMBER 3, 1997*           SEPTEMBER 3, 1997*
                                       TO                              TO
                                 JANUARY 31, 1998             JANUARY 31, 1998
                                   (UNAUDITED)                  (UNAUDITED)
                                ------------------           ------------------
CLASS A
Shares sold                             96,418                  $   866,870
Shares issued in
  reinvestment of
  dividends and
  distributions                            502                        3,613
Shares redeemed                         (5,288)                     (42,189)
Net increase                            91,632                  $   828,294

CLASS B
Shares sold                            361,616                  $ 3,300,875
Shares issued in
  reinvestment of
  dividends and
  distributions                          1,205                        8,686
Shares redeemed                        (15,994)                    (117,413)
Net increase                           346,827                  $ 3,192,148

CLASS C
Shares sold                             20,284                  $   196,906
Shares issued in
  reinvestment of
  dividends and
  distributions                             84                          604
Net increase                            20,368                  $   197,510

ADVISOR CLASS
Shares sold                             12,423                  $   119,232
Shares issued in
  reinvestment of
  dividends and
  distributions                              9                           64
Shares redeemed                           (252)                      (2,107)
Net increase                            12,180                  $   117,189


*    Commencement of operations


13


FINANCIAL HIGHLIGHTS                            ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                        ADVISOR
                                             CLASS A       CLASS B       CLASS C         CLASS
                                            -----------   -----------   -----------   -----------
                                             SEPT. 3,      SEPT. 3,      SEPT. 3,      SEPT. 3,
                                              1997(A)       1997(A)       1997(A)       1997(A)
                                                TO            TO            TO            TO
                                           JAN. 31, 1998 JAN. 31, 1998 JAN. 31, 1998 JAN. 31, 1998
                                            (UNAUDITED)   (UNAUDITED)   (UNAUDITED)   (UNAUDITED)
                                            -----------   -----------   -----------   -----------
Net asset value, beginning of period          $10.00        $10.00        $10.00        $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .05           .02          .03           .06
Net realized and unrealized loss
  on investments and foreign
  currency transactions.                       (4.08)        (4.07)       (4.07)        (4.07)
Net decrease in net asset value
  from operations                              (4.03)        (4.05)       (4.04)        (4.01)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.02)         (.02)        (.02)         (.02)
Distributions in excess from net
  investment income                             (.04)         (.02)        (.02)         (.05)
Total dividends and distributions               (.06)         (.04)        (.04)         (.07)
Net asset value, end of period                $ 5.91        $ 5.91       $ 5.92        $ 5.92

TOTAL RETURN
Total investment return based on
  net asset value (d)                         (40.41)%      (40.57)%     (40.47)%      (40.27)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)       $542        $2,050         $120           $72
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements (e)                          2.50%         3.20%        3.20%         2.20%
  Expenses, before waivers/
    reimbursements (e)                         13.67%        14.50%       14.52%        13.64%
  Net investment income (e)                     1.30%          .64%         .66%         1.64%
Portfolio turnover rate                           46%           46%          46%           46%
Average commission rate                       $.0072        $.0072       $.0072        $.0072


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

     The Registrant's Statement of Additional Information is herein incorporated by reference to Part B of Pre-Effective Amendment No. 2 to the Fund's Registration Statement (File No. 333-26229 and 811-08201) filed on August 14, 1997.

                             PART C

                        OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits.

     (a) Financial Statements

         Included in the Prospectus:

              Financial Highlights.

         Included in Statement of Additional Information:

              Statement of Assets & Liabilities -
                July 29, 1997.
              Notes to Financial Statements - July 29, 1997.
              Report of Independent Auditors.
              Portfolio of Investments - January 31, 1998
                (unaudited).
              Statement of Assets and Liabilities -
                January 31, 1998 (unaudited).
              Statement of Operations - for the period September
                3, 1997 (commencement of operations) to January
                31, 1998 (unaudited).
              Statement of Changes in Net Assets -
                for the period September 3, 1997
                (commencement of operations) to January 31, 1998 (unaudited).
              Notes to Financial Statements - January 31,
                1998 (unaudited).
              Financial Highlights - for the period September
                3, 1997 (commencement of operations) to January 31, 1998 (unaudited).

              Included in Part C of the Registration
                Statement:

              All other financial statements or schedules are not required or the required information is shown in the Statement of Assets and Liabilities or the notes thereto.

    (b)  Exhibits

         (1) Articles of Incorporation - Incorporated by reference from Registrant's Registration Statement on Form
N-1A (File Nos. 333-26229 and 811-08201) filed with the
Securities and Exchange Commission on April 30, 1997.

         (2) By-Laws of the Registrant - Incorporated by reference from Registrant's Registration Statement on Form

N-1A (File Nos. 333-26229 and 811-08201) filed with the
Securities and Exchange Commission on April 30, 1997.

         (3)  Not applicable.

         (4)  Not applicable.

         (5)  Advisory Agreement between the Registrant and
Alliance Capital Management L.P. dated July 29, 1997 - filed herewith.

         (6) (a) Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. dated
July 29, 1997 - filed herewith.

              (b) Form of Selected Dealer Agreement between Alliance Fund Distributors, Inc. and selected dealers offering shares of Registrant - Incorporated by reference from Registrant's Registration Statement on Form N-1A (File Nos. 333-26229 and 811-08201) filed with the Securities and Exchange Commission on July 30, 1997.

              (c)  Form of Selected Agent Agreement between
Alliance Fund Distributors, Inc. and selected agents making available shares of Registrant - Incorporated by reference from Registrant's Registration Statement on Form N-1A (File
Nos. 333-26229 and 811-08201) filed with the Securities and Exchange Commission on July 30, 1997.

         (7)  Not applicable.

         (8)  Custodian Contract between the Registrant and
Brown Brothers Harriman & Company dated July 29, 1997 - filed herewith.

         (9)  Transfer Agency Agreement between the
Registrant and Alliance Fund Services, Inc. dated July 29,
1997 - filed herewith.

         (10) Not applicable.

         (11) Consent of Independent Auditors - filed herewith.

         (12) Not applicable.

         (13) Not applicable.

         (14) Not applicable.

         (15) Rule 12b-1 Plan - see Exhibit 6(a) hereto.

         (16) Schedule for computation of performance quotations - filed herewith.

         (18) Rule 18f-3 Plan - Incorporated by reference from Registrant's Registration Statement on Form N-1A (File
Nos. 333-26229 and 811-08201) filed with the Securities and Exchange Commission on July 30, 1997.

         (27) Financial Data Schedule - Filed herewith.

         Other Exhibits:  Powers of Attorney of:  John D.
Carifa, David H. Dieveler, William H. Foulk, Jr. and T.L.
Tsim - filed herewith.

ITEM 25. Persons Controlled by or under Common Control with
Registrant.

         None.

ITEM 26. Number of Holders of Securities.

         Registrant had as of March 13, 1998, 81 record holders of Class A shares of Common Stock, 155 Class B shares of Common Stock, 19 Class C shares of Common Stock and 8 Adviser Class Common Stock.

ITEM 27. Indemnification.

         It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland, which is incorporated by reference herein, and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit 1 hereto, Article VII and Article VIII of Registrant's ,By-Laws, filed as Exhibit 2 hereto, and
Section 10 of the proposed Distribution Services Agreement, to be filed by Pre-Effective Amendment as Exhibit 6(a) hereto. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the proposed Advisory Agreement, to be filed by Pre-Effective Amendment as Exhibit 5 hereto.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         In accordance with Release No. IC-11330 (September 2,
         1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance,
         (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or
         (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         The Registrant participates in a joint
         trustees/directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 28. Business and Other Connections of Investment Adviser.

         The descriptions of Alliance Capital Management L.P.
         under the captions "Management of the Fund" in the Prospectus and in the Statement of Additional
         Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

         The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 29. Principal Underwriters.

              (a)  Alliance Fund Distributors, Inc. is the
                   Registrant's Principal Underwriter in
                   connection with the sale of shares of the Registrant. Alliance Fund Distributors, Inc. also acts as Principal Underwriter or Distributor for the following investment companies:

              ACM Institutional Reserves Inc.
              AFD Exchange Reserves
              The Alliance Fund, Inc.
              Alliance All-Asia Investment Fund, Inc.
              Alliance Balanced Shares, Inc.
              Alliance Bond Fund, Inc.
              Alliance Capital Reserves
              Alliance Developing Markets Fund, Inc.
              Alliance Global Dollar Government Fund, Inc.
              Alliance Global Environment Fund, Inc.
              Alliance Global Small Cap Fund, Inc.

              Alliance Global Strategic Income Trust, Inc.
              Alliance Government Reserves
              Alliance Greater China 97 Fund, Inc.
              Alliance Growth and Income Fund, Inc.
              Alliance High Yield Fund, Inc.
              Alliance Income Builder Fund, Inc.
              Alliance Institutional Funds, Inc.
              Alliance International Fund
              Alliance International Premier Growth Fund, Inc. Alliance Money Market Fund
              Alliance Mortgage Securities Income Fund, Inc. Alliance Multi-Market Strategy Trust, Inc. Alliance Municipal Income Fund, Inc.
              Alliance Municipal Income Fund II
              Alliance Municipal Trust
              Alliance New Europe Fund, Inc.
              Alliance North American Government Income Trust,
              Inc.
              Alliance Premier Growth Fund, Inc.
              Alliance Quasar Fund, Inc.
              Alliance Real Estate Investment Fund, Inc.
              Alliance/Regent Sector Opportunity Fund, Inc. Alliance Short-Term Multi-Market Trust, Inc. Alliance Technology Fund, Inc.
              Alliance Utility Income Fund, Inc.
              Alliance Variable Products Series Fund, Inc.
              Alliance World Income Trust, Inc.
              Alliance Worldwide Privatization Fund, Inc.
              Fiduciary Management Associates
              The Alliance Portfolios

(b) The following are the Directors and officers of Alliance Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.


NAME                    POSITIONS AND OFFICES    POSITIONS AND OFFICES
                        WITH UNDERWRITER           WITH REGISTRANT

Michael J. Laughlin      Chairman

Robert L. Errico         President

David Conine             Executive Vice
                         President

Richard K. Saccullo      Executive Vice
                         President

Edmund P. Bergan, Jr.    Senior Vice President,

                         General Counsel and          Secretary
                         Secretary

Karen J. Bullot          Senior Vice President

James S. Comforti        Senior Vice President

James L. Cronin          Senior Vice President

Daniel J. Dart           Senior Vice President

Richard A. Davies        Senior Vice President,
                         Managing Director

Byron M. Davis           Senior Vice President

Anne S. Drennan          Senior Vice President
                         and Treasurer

Mark J. Dunbar           Senior Vice President

Donald N. Fritts         Senior Vice President

Bradley F. Hanson        Senior Vice President

Geoffrey L. Hyde         Senior Vice President

Robert H. Joseph, Jr.    Senior Vice President
                         and Chief Financial Officer

Richard E. Khaleel       Senior Vice President

Stephen R. Laut          Senior Vice President

Daniel D. McGinley       Senior Vice President

Ryne A. Nishimi          Senior Vice President

Antonios G. Poleondakis  Senior Vice President

Robert E. Powers         Senior Vice President

Gregory K. Shannahan     Senior Vice President

Joseph F. Sumanski       Senior Vice President

Peter J. Szabo           Senior Vice President

Nicholas K. Willett      Senior Vice President

Richard A. Winge         Senior Vice President

Jamie A. Atkinson        Vice President

Benji A. Baer            Vice President

Kenneth F. Barkoff       Vice President

Casimir F. Bolanowski    Vice President

Michael E. Brannan       Vice President

Timothy W. Call          Vice President

Kevin T. Cannon          Vice President

John R. Carl             Vice President

William W. Collins, Jr.  Vice President

Leo H. Cook              Vice President

Richard W. Dabney        Vice President

John F. Dolan            Vice President

John C. Endahl           Vice President

Sohaila S. Farsheed      Vice President

William C. Fisher        Vice President

Gerard J. Friscia        Vice President and
                         Controller

Andrew L. Gangolf        Vice President and   Assistant Secretary
                         Assistant General
                         Counsel

Mark D. Gersten          Vice President       Treasurer and Chief
                                              Financial Officer

Joseph W. Gibson         Vice President

John Grambone            Vice President

Charles M. Greenberg     Vice President

Alan Halfenger           Vice President

William B. Hanigan       Vice President

Scott F. Heyer           Vice President

George R. Hrabovsky      Vice President

Valerie J. Hugo          Vice President

Scott Hutton             Vice President

Thomas K. Intoccia       Vice President

Larry P. Johns           Vice President

Richard D. Keppler       Vice President

Gwenn M. Kessler         Vice President

Donna M. Lamback         Vice President

James M. Liptrot         Vice President

James P. Luisi           Vice President

Christopher J. MacDonald Vice President

Michael F. Mahoney       Vice President

Shawn P. McClain         Vice President

Jeffrey P. Mellas        Vice President

Thomas F. Monnerat       Vice President

Christopher W. Moore     Vice President

Joanna D. Murray         Vice President

Nicole Nolan-Koester     Vice President

John C. O'Connell        Vice President

John J. O'Connor         Vice President

James J. Posch           Vice President

Domenick Pugliese        Vice President &        Assistant
                         Assistant General       Secretary
                         Counsel

Bruce W. Reitz           Vice President

Dennis A. Sanford        Vice President

Karen C. Satterberg      Vice President

Robert C. Schultz        Vice President

Raymond S. Sclafani      Vice President

Richard J. Sidell        Vice President

Teris A. Sinclair        Vice President

Andrew D. Strauss        Vice President

Michael J. Tobin         Vice President

Joseph T. Tocyloski      Vice President

Thomas J. Vaughn         Vice President

Martha D. Volcker        Vice President

Patrick E. Walsh         Vice President

William C. White         Vice President

Emilie D. Wrapp          Vice President &        Assistant
                         Special Counsel         Secretary

Michael W. Alexander     Assistant Vice
                         President

Richard J. Appaluccio    Assistant Vice
                         President

Charles M. Barrett       Assistant Vice
                         President

Robert F. Brendli        Assistant Vice
                         President

Maria L. Carreras        Assistant Vice
                         President

John P. Chase            Assistant Vice
                         President

Russell R. Corby         Assistant Vice
                         President

Jean A. Cronin           Assistant Vice
                         President

John W. Cronin           Assistant Vice
                         President

Terri J. Daly            Assistant Vice
                         President

Ralph A. DiMeglio        Assistant Vice
                         President

Faith C. Dunn            Assistant Vice
                         President

John E. English          Assistant Vice
                         President

Duff C. Ferguson         Assistant Vice
                         President

Brian S. Hanigan         Assistant Vice
                         President

James J. Hill            Assistant Vice
                         President

Eric. G. Kalender        Assistant Vice
                         President

Robin L. Kraebel         Assistant Vice
                         President

Edward W. Kelly          Assistant Vice
                         President

Michael Laino            Assistant Vice
                         President

Nicholas J. Lapi         Assistant Vice
                         President

Patrick Look             Assistant Vice
                         President &
                         Assistant Treasurer

Kristine J. Luisi        Assistant Vice
                         President

Richard F. Meier         Assistant Vice
                         President

Richard J. Olszewski     Assistant Vice
                         President

Catherine N. Peterson    Assistant Vice
                         President

Rizwan A. Raja           Assistant Vice
                         President

Carol H. Rappa           Assistant Vice
                         President

Clara Sierra             Assistant Vice
                         President

Gayle S. Stamer          Assistant Vice
                         President

Vincent T. Strangio      Assistant Vice
                         President

Marie R. Vogel           Assistent Vice
                         President

Wesley S. Williams       Assistant Vice
                         President

Matthew Witschel         Assitant Vice
                         President

Christopher J. Zingaro   Assistant Vice
                         President

Mark R. Manley           Assistant Secretary

         (c)  Not applicable.

ITEM 30. Location of Accounts and Records.

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc., 500 Plaza Drive, Secaucus, New Jersey, 07094 and at the offices of Brown Brothers Harriman & Company, the Registrant's custodian, 40 Water Street, Boston, Massachusetts 02109. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York, 10105.

ITEM 31. Management Services.

         Not applicable.

ITEM 32. Undertakings.

    (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest report to shareholders, upon request and without charge.

         The Registrant undertakes to provide assistance to shareholders in communications concerning the removal of any Director of the Fund in accordance with Section 16 of the Investment Company Act of 1940.

                           SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York and the State of New York, on the 31st day of March, 1998.

                        Alliance Greater China
                          '97 Fund, Inc.

                        /s/ John D. Carifa
                        __________________________________
                            John D. Carifa
                            Chairman and President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                          Title            Date
_____________                   __________        ________

(1) Principal Executive Officer:

    /s/ John D. Carifa         Chairman and   March 31, 1998
    ______________________      President
    John D. Carifa

(2) Principal Financial
    and Accounting Officer:

    /s/ Mark D. Gersten        Treasurer      March 31, 1998
    _____________________       and Chief
    Mark D. Gersten             Financial
                                Officer


(3) A majority of the Directors

    John D. Carifa
    David H. Dievler
    William H. Foulk, Jr.
    T.L. Tsim

    /s/ Edmund P. Bergan, Jr.  Secretary      March 31, 1998
    _________________________
    (Attorney-in-fact)

                        Index To Exhibits


      (5)    Advisory Agreement

      (6)(a) Distribution Services Agreement

      (8)    Custodian Contract

      (9)    Transfer Agency Agreement

      (11)   Consent of Independent Auditors

      (16)   Schedule for Computation of Performance Quotations

      (27)   Financial Data Schedule

      Other Exhibits:  Powers of attorney for John D. Carifa,
      David H. Dievler, William H. Foulk, Jr. and T.L. Tsim


































                              C-15
00250235.AM6